UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	August 11, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	53
Form 13F Information Table Value Total: $154,408

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

3M Co			COM		88579Y101	410	4321	SH		SOLE			4321
Abbott Laboratories	COM		002824100	272	5160	SH		SOLE			5160
Accenture Plc		SHS		G1151C101	384	6359	SH		SOLE			6359
Accuray Inc.		COM		004397105	261	32614	SH		SOLE			32614
Adobe Sys Inc.		COM		00724F101	2649	84236	SH		SOLE			84236
Alvarion Ltd		SHS		M0861T100	28	19094	SH		SOLE			19094
Banco Bradesco		ADR		059460303	653	31856	SH		SOLE			31856
BB&T			COM		054937107	248	9247	SH		SOLE			9247
Berkley W R Corp	COM		084423102	260	8027	SH		SOLE			8027
BHP Billiton Ltd	ADR		088606108	651	6883	SH		SOLE			6883
Caterpillar		COM		149123101	2415	22687	SH		SOLE			22687
Cenovus Energy Inc.	COM		15135U109	2778	73773	SH		SOLE			73773
Cephalon Inc.		COM		156708109	2278	28508	SH		SOLE			28508
China Mobile Hong K	ADR		16941M109	1635	34954	SH		SOLE			34954
Cisco Sys Inc		COM		17275R102	1784	114263	SH		SOLE			114263
Ctrip.Com Intl Ltd	ADR		22943F100	3761	87305	SH		SOLE			87305
Dendreon Corp		COM		24823Q107	3639	92257	SH		SOLE			92257
Devon Energy Corp	COM		25179M103	1295	16435	SH		SOLE			16435
Fifth Third Bancorp	COM		316773100	156	12199	SH		SOLE			12199
First Solar Inc.	COM		336433107	3633	27469	SH		SOLE			27469
General Dynamics	COM		369550108	879	11790	SH		SOLE			11790
Gilead Sciences Inc	COM		375558103	1693	40876	SH		SOLE			40876
Himax Technologies	ADR		43289P106	25	11210	SH		SOLE			11210
ICICI BK LTD 		ADR		45104G104	672	13623	SH		SOLE			13623
Icon Pub LTD Co		ADR		45103T107	1602	67986	SH		SOLE			67986
Illinois Tool Wks Inc	COM		452308109	373	6599	SH		SOLE			6599
Infosys Technologie	ADR		456788108	351	5382	SH		SOLE			5382
Intuitive Surgical  	COM		46120E602	3557	9559	SH		SOLE			9559
Itau Unibanco		ADR		465562106	3490	148174	SH		SOLE			148174
JA Solar Holdings	ADR		466090107	114	20620	SH		SOLE			20620
Joy Global		COM		481165108	1288	13525	SH		SOLE			13525
Logitech Intl		SHS		H50430232	1335	118802	SH		SOLE			118802
NII Holdings Inc	CL B		62913F201	4069	96004	SH		SOLE			96004
Noble Corporation	SHS		H5833N103	2049	51989	SH		SOLE			51989
Noble Energy		COM		655044105	2438	27204	SH		SOLE			27204
O Reilly Automotive	COM		67103H107	2075	31668	SH		SOLE			31668
Petroleo Brasilerio	ADR		71654V408	2990	88319	SH		SOLE			88319
Potash Corp		COM		73755L107	6326	111004	SH		SOLE			111004
PrShrs Shrt MSCI EAFE	ETF		74347R370	17411	375237	SH		SOLE			375237
PrShrs Shrt MSCI EM	ETF		74347R396	10476	353909	SH		SOLE			353909
ProShares Short QQQ	ETF		74347R602	8164	251975	SH		SOLE			251975
PrShrs Shrt Rus. 2000	ETF		74347R826	3461	117107	SH		SOLE			117107
PrShrs Shrt S&P500	ETF		74347R503	7555	184685	SH		SOLE			184685
Qualcomm Inc		COM		747525103	4085	71937	SH		SOLE			71937
Sasol LTD		ADR		803866300	255	4814	SH		SOLE			4814
SK Telcom Co LTD AD	COM		78440P108	1278	68348	SH		SOLE			68348
Sysco Corp		COM		871829107	1963	62944	SH		SOLE			62944
Theratechnologies	COM		88338H100	26133	5768860	SH		SOLE			5768860
Tortoise Energy		COM		89147L100	1852	48729	SH		SOLE			48729
Waters Corp		COM		941848103	1951	20375	SH		SOLE			20375
WsdmTree Dreyfus Yuan 	ETF		97717W182	4769	187605	SH		SOLE			187605
Xilinx			COM		983919101	263	7210	SH		SOLE			7210
Yamana Gold Inc.	COM		98462Y100	277	23841	SH		SOLE			23841




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